As filed with the Securities and Exchange Commission on September 28, 2005

Securities Act File No. 2-36429

Investment Company Act File No. 811-2033

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 80    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 50             ☒

(Check appropriate box or boxes.)

THE RESERVE FUND

(Exact Name of Registrant as Specified in Charter)

1250 BROADWAY, NEW YORK, NY

10001-3701

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (212) 401-5500

Amy W. Bizar, Esq.

The Reserve Funds

1250 Broadway

New York, NY 10001-3701

(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering: immediately upon filing

It is proposed that this filing will become effective (check appropriate box)

  ☐   immediately upon filing pursuant to paragraph (b)

  ☒   on (date) pursuant to paragraph (b)

  ☐   60 days after filing pursuant to paragraph (a)(1)

  ☐   on (date) pursuant to paragraph (a)(1)

  ☐   75 days after filing pursuant to paragraph (a)(2)

  ☐   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

  ☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Primary II Fund

Prospectus

September 28, 2005

Quaker Reserve Money-Market I

Quaker Reserve Money-Market II

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(This page has been left blank intentionally.)

The Reserve Fund (the "Trust"), a registered investment company, offers two classes, Quaker Reserve Money-Market I ("QRI") and Quaker Reserve Money-Market II ("QRII"), of the Reserve Primary II Fund (the "Fund"), a money-market fund, in this Prospectus.

questions?

Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds ®.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5930 (facsimile)
Customerservice@reservefunds.com
  or visit our Web site at www.reservefunds.com

It Pays To Keep Money In Reserve(R)

about the fund

Investment Objective

The investment objective of the Primary II Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

The Primary II Fund is a money market fund designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Primary II Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

The Primary II Fund invests all of its assets in shares of the Primary Fund, another series of The Reserve Fund, rather than directly in a portfolio of securities. The Primary Fund's investment objective is identical to the Primary II Fund's investment objective. This structure is different from that of other Reserve funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Therefore the descriptions of the Primary II Funds' investment strategies, investment risks, and tax considerations, and the references to the "Fund" in that regard, denote the direct investments of the Primary Fund and the indirect investments of the Primary II Fund.

The Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

•  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Fund monitors a range of economic and financial factors. Based on this analysis, the assets of the Fund are invested in a mix of U.S. dollar denominated money market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of the Fund's securities portfolio will not be more than 90 days. To further minimize investment risks, the Fund does not invest in commercial paper.

•  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Primary Fund seeks to attain its objective by investing in U.S. government securities, deposit-type obligations of domestic and foreign banks, instruments of comparable quality as determined by the Board of Trustees and instruments fully collateralized by such obligations.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

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about the fund

The Fund will principally invest in obligations of U.S. banking institutions who are members of the Federal Deposit Insurance Corporation (FDIC) and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe, and other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. The Fund may invest more than 25% of its assets in bank obligations.

•  Eurodollar obligations – dollar denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

•  Yankeedollar obligations – dollar denominated obligations issued by U.S. branches or subsidiaries of foreign banks.

Repurchase Agreements. The Fund may invest in repurchase agreements but will limit them to transactions with those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

•  Repurchase agreements (repos) – Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

Credit Quality. The Fund may invest in securities rated in one of the two highest short term ratings, generally by two of the nationally recognized statistical rating organizations. Securities which are not rated may also be purchased provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of the Fund's securities portfolio will not be more than 90 days. In addition, that Fund will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. The Fund may at times purchase municipal floating rate and variable rate demand obligations, normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

Principal Risks

An investment in the Primary II Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has maintained a constant share price since inception, and will strive to continue to do so.

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about the fund

The value of the Primary II Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on the Fund's portfolio and therefore reduce the Primary II Fund's yield:

•  Interest Rate Risk. Most of the Fund's performance depends on interest rates, and when interest rates fall, the Fund's yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long term debt securities generally goes down more than the value of the short term securities in which the Fund invests. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Banking Industry Risks. The Fund is also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Fund is not intended to be a balanced investment program. The Fund is intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio.

The Fund is also subject to the risks associated with the types of securities held:

•  Repurchase Agreements. In the event of a default of a repurchase agreement counterparty, the Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

•  Foreign Securities. Eurodollar and Yankeedollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, higher transaction costs, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

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about the fund

Performance

The bar charts and tables below provide an indication of the risks of investing in the Primary II Fund by showing changes in the Primary II Fund's performance from year to year. The bar charts show the annual total returns on the Primary II Fund's shares for each completed calendar year since inception. Past performance is not necessarily an indication of how the Primary II Fund will perform in the future.

Total Return for Primary II Fund

Calendar Year Ended December 31

During the periods shown above, for QRI, the highest quarterly return was 0.22% for the quarter ended December 31, 2004 and the lowest quarterly return was 0.05% for the quarter ended March 31, 2004. The return for the period from January 1, 2005 to June 30, 2005 was 0.81%.

During the periods shown above, for QRII, the highest quarterly return was 0.04% for the quarter ended December 31, 2004 and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2005 to June 30, 2005 was 0.44%.

Average Annual Total Returns as of December 31, 2004	One Year	Since Inception
Quaker Money-Market Primary I Fund	0.42%	0.31	%*
Quaker Money-Market Primary II Fund	0.06%	0.03	%*

*  Inception date is May 22, 2003.

For the Fund's current yields, call toll-free (800) 637-1700 or visit our Web site at www.reservefunds.com.

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about the fund

Fees & Expenses

The Primary II Fund offers two different classes of shares with different minimum investment requirements and different services. Both classes are designed for individual investors.

You may pay the fees and expenses, described in the table below, if you buy and hold the indicated classes of Primary II Fund shares. Since the Primary II Fund invests all of its assets in Class 8 shares of the Primary Fund, the expenses of those shares are also shown below. Shareholders will not pay both the management fees of the Primary II Fund and of the Primary Fund. The management fees of the Primary II Fund, 0.80% for Class QRI and QRII, respectively, are reduced in the table below by the amount of the management fees incurred at the Primary Fund level.

Primary II Fund

Shareholder Fees* (Fees paid directly from your investment)	Class QRI	Class QRII
Shareholder Transaction Fees	0.00%	0.00%
Redemption Fees	0.00%	0.00%
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee*	0.80%	0.80%
Distribution and Service (12b-1 fee)**	0.25%	1.00%
Other Expenses†	0.00%	0.00%
Less: Primary Fund-Class 8 Management Fee	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses††	0.97%	1.72%

Primary Fund

Shareholder Fees* (Fees paid directly from your investment)	Class 8
Shareholder Transaction Fees	0.00%
Redemption Fees	0.00%
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee*	0.08%
Distribution and Service (12b-1 fee)	0.00%
Other Expenses†	0.00%
Total Annual Fund Operating Expenses††	0.08%

*  The Primary II Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Primary II Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses.

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about the fund

**  For the fiscal year ended May 31, 2005, Resrv Partners, Inc., the Fund's distributor, waived distribution (12b-1) fees of 0.01% and, 0.18% with respect to the QRI and QRII shares, respectively, after which the distribution fees were 0.24% and 0.82% respectively.

†  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, the fees and expenses of the independent Trustees, compensation for the Chief Compliance Officer and the fees of the independent counsel to the independent Trustees for which the Primary II Fund pays its direct or allocated share. It is estimated that these fees will be less than 0.005% for each Fund. Shareholders will not pay the comprehensive management fee of both the Primary II Fund and the Primary Fund, since the fees of the Primary II Fund will be reduced by the amount of the comprehensive management fees of the Primary Fund in respect to the Primary II Fund's investment.

††  After the distribution (12b-1) expense waiver, the Total Annual Fund Operating Expenses for Class QRI and QRII shares were 0.96% and 1.54%, respectively, for the fiscal year ended May 31, 2005.

Example: This example is intended to help you compare the cost of investing in the Primary II Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in the Primary II Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Primary II Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
QR I	$99.43	$310.38	$538.58	$1,194.03
QR II	$176.30	$546.21	$940.45	$2,043.28

Fund Management

The Investment Adviser. The investment adviser for the Primary II Fund and the Primary Fund is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of August 31, 2005, RMCI had approximately $21 billion in assets under management. RMCI manages both Funds, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund, including transfer agent services. For its services each Fund pays RMCI a comprehensive management fee at an annual rate of 0.80% for the class QRI and QRII shares of the Fund and 0.08% for the Class 8 shares of the Primary Fund, based on the average daily net assets of those classes of the respective Fund's shares.

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701, is an affiliate of RMCI. The Trust, on behalf of the Funds, has adopted a Rule 12b-1 Distribution Plan (the "Plan"), in respect to Classes QRI and QRII shares, which allows each of those classes of to pay fees for the sale and distribution of its shares. The distribution fee is 0.25% and 1.00% per year of the Class QRI and QRII shares respective average daily net assets. Since this fee is paid out of those classes' assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Citco Mutual Fund Distributors, Inc., 83 General Warren Boulevard, Suite 200, Malvern, PA 19355, is a sub-distributor of the Fund.

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How to Buy Shares

How Fund Shares Are Priced. Investors pay no initial sales charges to invest in the Primary II Fund. The price you pay for a share of the Primary II Fund, and the price you receive upon selling or redeeming a share of the Primary II Fund, is the Fund's net asset value per share (NAV) for the relevant share class, reduced for any applicable redemption fee. The NAV is calculated by taking the total value of the assets of the share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. The Primary Fund uses the amortized cost method of valuing its portfolio securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. The Primary II Fund's NAV is calculated as of the cut-off time for accepting purchase orders and redemption requests (the "cut-off time"), which is 5:00 p.m. Eastern time. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Your order will be priced at the next NAV calculated after your order is received by a Fund or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Funds distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each Class of the Primary II Fund's shares is computed by dividing the value of the net assets of the Class by the number of outstanding shares of such Class. The valuation of the Primary II Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25%, from the Funds' NAV calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. The Funds cannot guarantee that their respective NAV will remain at $1.00 per share, although the NAV of each Fund has done so since inception.

Minimum Investments. There is no minimum initial or subsequent investment for Fund shares, except that the minimum initial and subsequent investments for an IRA are $1,000 and $250, respectively. The investment minimums may be reduced or waived in certain circumstances and may be changed by the Fund at any time.

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Purchases by Mail. To purchase shares by mail, overnight or special delivery, complete the Account Application, make a check payable to CITCO Mutual Fund Distributors, Inc., and send the form and check to:

Quaker Investment Trust
c/o Citco Mutual Fund Distributors, Inc.
83 General Warren Boulevard
Suite 200
Malvern, PA 19355

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco Mutual Fund Distributors, Inc., on behalf of the Primary II Fund's transfer agent. If the transfer agent receives your order and payment by the Primary II Funds' cut-off time, your shares will be purchased at the Primary II Fund's NAV calculated that day. Otherwise, your shares will be purchased at the NAV determined as of the cut-off time on the next day on which the Primary II Funds' NAV is calculated.

Purchases by Wire Transfer. To make an initial purchase of shares by wire transfer, take the following steps:

  1.  Call 1-800-220-8888 to inform us that a wire is being sent.

  2.  Obtain an account number.

  3.  Fill out, fax (610-296-8516), and then mail the Account Application to Citco Mutual Fund Distributors, Inc.

4.  Ask your bank to wire funds to the account of:

Wachovia Bank National Association
ABA # 031201467
For Credit to Acct # 2000014666991
For Further Credit to (Your Name & Acct. #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Primary II Fund account.

To make subsequent purchases by wire call the Quaker Funds at 1-800-220-8888 to place your order, then contact your bank to wire funds using the instructions listed above. Instruct your bank to include your account number on the wire transfer instructions.

You should contact your bank (which must be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Investments Through the Exchange Privilege. Class QRI shares are available as an exchange option solely to Class A shareholders of the Quaker Funds. Class QRII shares are available as an exchange option solely to Class B and Class C shareholders of the Quaker Funds.

Automatic Investment Plan. You may purchase shares of the Primary II Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Primary II Fund. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this prospectus. You may only select this option if you have an

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account maintained at a domestic financial institution that is an Automated Clearing House ("ACH") member for automatic withdrawals under the Plan. The Primary II Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Quaker Funds at 1-800-220-8888.

Telephone Purchases. In order to be able to purchase shares by telephone, your authorization for such purchases must have been established for your account prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the NAV determined at the close of business on the day the transfer agent receives payment through the ACH. Call the Quaker Funds at 1-800-220-8888 for details.

You may make purchases by telephone only if you have an account at a bank that is an ACH member. Most transfers are completed within three business days of your call. The Primary II Fund may revise or eliminate the ability to purchase Primary II Fund shares by phone, or may charge a fee for such service, although the Primary II Fund does not currently expect to do so.

The transfer agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming the Primary II Fund and/or the transfer agent have followed procedures reasonably designed to prevent losses, such as the above, neither the transfer agent nor the Primary II Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss.

When purchasing shares, please keep in mind:

•  All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If the correct information cannot be determined, the check or wire is returned.

•  Only federal funds wires are eligible for entry as of the business day received.

•  Payment by check not immediately convertible into Federal funds will be entered as of the business day when covering Federal funds are received or bank checks are converted into Federal funds. Investors should be aware it can take up to three (3) business days for payment to be converted to federal funds. Checks delivered to the Fund's offices after 3:00 pm Eastern time, will be considered received the next business day.

•  Investors may be charged a fee (currently $25) for any check that does not clear and will be responsible for any losses suffered by the Fund as a result. All initial investments must be accompanied by an Account Application or equivalent information. All investments must be in U.S. dollars. Third party, foreign and traveler's checks, as well as cash, will not be accepted.

Right To Refuse Purchases and Exchanges. The Primary II Fund reserves the right to refuse any purchase or exchange for any reason.

Anti-Money Laundering Requirements. Primary II Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Primary II Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial

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advisers; it will be used only for compliance with the requirements of the Patriot Act. The Primary II Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Primary II Fund to verify their identity. The Primary II Fund also reserves the right to redeem any amounts in the Primary II Fund from persons whose identity it is unable to verify on a timely basis. It is the Primary II Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on each day that the Primary II Fund's NAV is calculated. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by the Primary II Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of the Primary II Fund's NAV on any day will be redeemed at the next NAV calculated on the next business day. You may request redemption of your shares either by mail, by telephone (by calling 1-800-220-8888) or by wire.

By Mail

Redemption requests should be sent via U.S. mail, overnight or special delivery to:

Quaker Investment Trust
c/o Citco Mutual Fund Distributors, Inc.
83 General Warren Boulevard
Suite 200
Malvern, PA 19355

When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all account holders. A signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in an Individual Retirement Account (IRA), please call for information regarding the applicable withholding requirements.

Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Primary II Fund from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a signature guarantee for one of the account's registered owners.

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By Telephone. You may redeem your shares in the Primary II Fund by calling 1-800-220-8888 if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by Citco Mutual Fund Distributors, Inc. or the transfer agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Primary II Fund by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you might be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Primary II Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire. You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. Citco Mutual Fund Distributors, Inc. may charge a fee (currently $25) for outgoing wires.

If you purchased the Primary II Fund shares by wire, you must complete and file an Application Form with the transfer agent before any of the shares purchased can be redeemed. If you do not have an Account Application, call Citco Mutual Fund Distributors, Inc. and they will send you an application.

Minimum Balance Requirement. If the value of the shares in your account falls to less than $2,000, the Primary II Fund may notify you that, unless your account is increased to $2,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the rate of redemption. You will have thirty days after notice to bring the account up to $2,000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2,000 as the result of market action. The Primary II Fund reserves this right because of the expense to the Primary II Fund of maintaining very small accounts.

Exchange Feature. You may exchange your shares of the Primary II Fund for the shares of the Quaker Funds without incurring any additional sales charges. Shares of QRI have an exchange option solely with Class A shares of the Quaker Funds. Shares of QRII have an exchange option with Class B and Class C shares of the Quaker Funds. An exchange involves the simultaneous redemption of shares of one fund and purchase of shares of another fund at each fund's respective closing NAV next determined after a request for exchange has been received. An exchange is a taxable transaction. You may direct the Primary II Fund to exchange your shares by contacting Citco Mutual Fund Distributors, Inc. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the fund to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

The Trustees reserve the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

The Quaker Funds impose a contingent deferred sales charge ("CDSC") on its Class B and C shareholders who redeem their shares before holding them the required number of years. An exchange into QRII shares will not begin a

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your account

new required holding period for Quaker shareholders. However if an investor redeems his or her QRII shares prior to the end of his or her required holding period, a CDSC will be charged upon the redemption.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing Citco Mutual Fund Distributors, Inc. to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Quaker Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire).

Instructions for establishing this service are included in the Account Application, or are available by calling Citco Mutual Fund Distributors, Inc. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven (7) days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. A duly authorized officer(s) must sign the Application and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Primary II Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Primary II Fund upon 60 days written notice or by a shareholder upon written notice to Citco Mutual Fund Distributors, Inc. Applications and further details may be obtained by calling Citco Mutual Fund Distributors, Inc. at 800-220-8888.

The Fund assumes no responsibility for delays in the receipt of wired or mailed funds.

Redemptions In Kind. If the amount of a redemption request is large enough to affect a Primary II Fund's operations (for example, if the request is greater than $250,000 or 1% of the Primary II Fund's net asset value), the Primary II Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.

Frequent Purchases and Redemptions

The Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Primary II Fund, and exchanges of shares of the Primary II Fund, should not be used to exploit short-term swings in the market. Frequent purchases and sales of the Primary II Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Primary II Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Primary II Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds.

13

account services

Shareholder Services

Check Writing. You may redeem shares of the Primary II Fund by using your check writing privileges. Once you complete an application or a signature card and certain other documentation, you can write checks for $500 or more against your account. A check will be returned (bounced) and a fee charged under the following circumstances: if you request a stop payment; the check is postdated; the check contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or is written against accounts with insufficient or uncollected funds.

Shareholder Communications. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Fund immediately. Failure to do so could result in the shareholder suffering a loss. The Primary II Fund may choose not to send duplicate copies of shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address. If you would like to receive additional copies of these materials, please contact the Primary II Fund or Citco Mutual Fund Distributors, Inc.

Special Services. The Primary II Fund may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

14

dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in the Fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by the Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting the Fund and its shareholders are subject to change, including retroactive change.

The Fund declares dividend distributions daily and pays them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. Shareholders redeeming shares will receive all dividends declared through the date of redemption. The Fund anticipates that most of its dividends will consist of ordinary income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of the Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually.

Distributions of any long-term capital gains earned by the Fund will be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Fund. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because the Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

After the end of each year, the Fund will provide you with information about the dividends and distributions you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

It is the Fund's intention to distribute substantially all of its net investment income. At times a portion of the Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, the Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the Fund.

15

financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request by calling 800-637-1700.

	QRI
	Year Ended May 31, 2005	Period Ended May 31, 2004(a)
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income from investment operations	0.0097	0.0011
Less dividends from net investment income	(0.0097)	(0.0011)
Net asset value at end of period	$1.0000	$1.0000
Total Return	0.98%	0.11%
Ratios/Supplemental Data
Net assets end of period (thousands)	$196.7	$231.6
Ratio of expenses to average net assets before waiver*	1.05%	0.97	%(b)
Ratio of expenses to average net assets after waiver*	0.96%	0.82	%(b)
Ratio of net investment income to average net assets	1.02%	0.20	%(b)
	QRII
	Year Ended May 31, 2005	Period Ended May 31, 2004(a)
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income from investment operations	0.0037	0.0002
Less dividends from net investment income	(0.0037)	(0.0002)
Net asset value at end of period	$1.0000	$1.0000
Total Return	0.37%	0.02%
Ratios/Supplemental Data
Net assets end of period (thousands)	$210.8	$476.7
Ratio of expenses to average net assets before waiver*	1.80%	1.72	%(b)
Ratio of expenses to average net assets after waiver*	1.54%	0.99	%(b)
Ratio of net investment income to average net assets	0.27%	0.03	%(b)

(a)  From the period November 5, 2003 (Commencement of Class) to May 31, 2004.

(b)  Annualized.

*  Does not include expenses of the Reserve Primary Fund Class 8.

16

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Protecting Your Privacy at the Reserve Funds*

Protecting Customer Information:

Keeping your personal information secure is important to us at Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is Covered by our Privacy Policy:

This Privacy Policy applies to all current and former customers of The Reserve Funds. Customers who receive information from Reserve through the Internet are covered by Reserve's Internet Security Statement, which is posted on our Web site at www.reservefunds.com. The site also contains links to unaffiliated Web sites. The Reserve Funds is not responsible for the privacy practices or the content of such other Web sites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.reservefunds.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect from our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve Funds and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our Web site keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage and to improve our Web site. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

(i)

•  If you utilize Reserve's online services, we retain your user ID and password and information about your use of our Web site so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information:

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with Regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by Reserve to market Reserve products and services exclusively.

•  Sharing Information within Reserve. The Reserve Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

Questions:

If you have any questions, please call our Customer Service Department at 800-637-1700 and press zero between the hours of 8:30 a.m. and 6:00 p.m. (EST) or send a letter to The Reserve Funds, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@reservefunds.com or call us at 1-800-637-1700.

Options relating to disclosure of personal information:

We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@reservefunds.com or call us at 1-800-637-1700. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our Web site.

(ii)

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD since 06/03.

(iii)

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This Prospectus contains the information about the Primary II Fund, which a respective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Primary II Fund, and is incorporated by reference into (considered part of) this Prospectus. Additional information about the Primary II Fund's investments is also available in the Primary II Fund's Annual and Semi-Annual Reports. The Annual and Semi-Annual Reports list the Primary II Fund's portfolio holdings, describe the Primary II Fund performance, include financial statements for the Primary II Fund, and discuss market conditions and strategies that significantly affected the Primary II Fund's performance during its past fiscal year. You may obtain copies of these documents without charge, make inquiries or request other information by calling 800-637-1700. You may also obtain these documents and the SAI from the Fund's website at www.reservefunds.com or by writing to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701.

Information about the Primary II Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-942-8090. Reports and other information about the Primary II Fund are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this prospectus for future reference.

The Quaker reserve money market account is offered by The Reserve Funds through Citco Mutual Fund Distributors, Inc. Shares offered are shares of Primary II Fund, a series of The Reserve Funds.

Distributor - Resrv Partners, Inc.
09/2005
QRMP 0905

Investment Company File Number: 811-2033
The Reserve Fund

STATEMENT OF ADDITIONAL INFORMATION

PRIMARY II FUND

OF

THE RESERVE FUND

1250 BROADWAY, NEW YORK, N.Y. 10001-3701

212-401-5500 - 800-637-1700

The Reserve Fund (the “Trust”) was organized on February 1, 1970 as a Maryland corporation and re-organized on October 28, 1986 as a Massachusetts business trust. The Reserve Fund is an open-end management investment company registered with the Securities & Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This Statement of Additional Information (“SAI”) pertains to the Primary II Fund, a series of the Trust (the “Fund”). At the date of this SAI, the Reserve Fund had seven series authorized. As of the date of this SAI the Primary II Fund had two classes of shares outstanding, Classes QRI and QRII. Additional series and classes may be added by the Board of Trustees of the Trust (the “Trustees”) without a shareholder vote. The Primary II Fund invests all of its assets in Class 8 shares of the Primary Fund, another series of the Trust, rather than directly in a portfolio of securities. The Primary Fund’s investment objective is identical to the Primary II Fund’s investment objective. This structure is different from that of other Reserve funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Therefore the descriptions of the Primary II Funds’ investment strategies, investment risks, and tax considerations, and the references to the “Fund” in that regard, denote the direct investments of the Primary Fund and the indirect investments of the Primary II Fund.

Reserve Management Co., Inc. (“RMCI” or the “Adviser”) serves as the Investment Adviser to the Trust. Resrv Partners, Inc. (“Resrv”), an affiliate of RMCI, is the distributor of shares of the Funds pursuant to a distribution agreement between Resrv and the Trusts. RMCI and Resrv are located at 1250 Broadway, New York, NY 10001-3701.

This SAI is not a prospectus, and should be read in conjunction with the prospectuses of the Fund, dated September 28, 2005 (the “Prospectus”). The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus. The Fund’s audited financial statements are incorporated by reference into this SAI from the annual report to shareholders for the fiscal year ended May 31, 2005 (the “Annual Report”).

A copy of the Prospectuses and the Annual Report may be obtained without charge by writing to the Trust at the address shown above or by calling RMCI toll free at 800-637-1700. The SEC maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectuses, the Annual Report, material incorporated by reference and other information regarding the Funds.

This SAI dated September 28, 2005

Shares of the funds are neither guaranteed nor insured by the U.S. government and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of both the Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

This investment objective is a fundamental policy for each Fund and may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act. There can be no assurance that a Fund will achieve its investment objective.

An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fundamental Policies

The Primary II Fund’s investment objective and the following fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding share of the Fund (a “Majority Vote”). Under each Fund’s fundamental investment policies, the Fund may not:

(1) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities) and not in an amount to exceed 5% of the market value of its total assets;

(2) issue senior securities except in compliance with the Investment Company Act;

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4) invest more than 25% of its total assets in any particular industry, except to the extent that its investments may be concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations; with respect to not concentrating a Fund’s investment in any particular industry, a Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

(6) lend more than 33 1/3% of the value of its total assets, except to the extent its I investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, a Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund’s option; and

(8) make investments on a margin basis.

Although each Fund has determined to be a non-diversified investment company, in fact, like all money market funds, each operates as a diversified investment company, and will continue to do so.  Under Section 5(b) of the Investment Company Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer. Any management company other than a diversified company is defined as a “non-diversified” company pursuant to Section 5(b)(2).

The Fund intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act which generally limits a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets.

Money-market funds are also subject to the credit quality and maturity requirements of Rule 2a-7. Accordingly, the Funds may invest only in short term money market obligations, rated in one of the two highest short term ratings from a nationally recognized statistical rating organization or in the securities of other open-end investment companies with substantially the same investment objective as the Fund. The average maturity of the Funds’ securities portfolio will not be more than 90 days. In addition, the Funds will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities.

As a matter of policy, the Fund may not invest in commercial paper.

The Fund does intend to borrow for investment purposes. Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

Although not currently using a “master/feeder” structure, the Trust has obtained shareholder approval to use a “master/feeder” structure. In that case, a Fund may become a “feeder fund” that would invest in a corresponding “master fund” rather than investing directly in securities. The master fund, in turn, would invest in securities according to the strategies and policies described in this Prospectus. A potential benefit of this structure is that the expenses of the master fund could be shared with any other feeder funds. The Funds have no current plans to implement a master/feeder structure.

Money Market Instruments and Investment Strategies

The following section contains more detailed information about the types of instruments in which the Fund may invest, the strategies the Fund may employ, and a summary of the related risks. A particular type of instrument or strategy will be utilized only when, in the Adviser’s opinion, the utilization will help the Fund achieve its investment objective.

U.S. Government Securities

The Fund may also invest in other U.S. government securities including instruments which are issued or guaranteed by agencies of the federal government and instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing securities. U.S. government securities include obligations such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Student Loan Marketing Association (“SLMA”) and the Federal Home Loan Bank (“FHLB”), in addition to direct obligations of the U.S. Treasury. Some obligations of agencies and instrumentalities of the U.S. government, such securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Treasury Obligations

The Fund may invest in obligations of or obligations guaranteed by the U.S. Treasury and backed by the full faith and credit of the U.S. government. The Funds may invest in direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

Bank Obligations

The Fund may invest in bank obligations, including certificates of deposit, banker’s acceptances, time deposits and securities backed by a letter of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks. A certificate of deposit is a negotiable certificate representing a bank’s obligation to repay funds deposited with it, which earns a specified rate of interest over a given period. A banker’s acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is a guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. The Fund will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S

Foreign Bank Obligations

The Fund may also invest in obligations of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks, (“Eurodollar” obligations) which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation. Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Primary Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Fund held overseas will be held by foreign branches of the Fund’s custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

Commercial Paper

The Fund may not invest in commercial paper.

Municipal Obligations

The Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

The two principal classifications of municipal obligations are “general obligation” bonds and “revenue” or “special obligation” bonds. General obligation bonds are backed by the issuer’s faith, credit and taxing power. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The Fund may also invest in private activity bonds which are, in most cases, revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property so financed as security for such payment. The Fund’s portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a normal commitment but not a legal obligation of a state or municipality. Moral obligation bonds must meet the same credit quality standards as the other investments of a Fund.

The Fund will purchase municipal securities which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody’s Investor Services, Inc. (“Moody’s”), SP-1 or SP-2 or A-1 or A-2 by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”). Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Fund may invest, pursuant to guidelines established by the Trustees.

Municipal obligations may bear fixed, variable or floating rates of interest. Yields on municipal obligations are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

When-Issued Municipal Obligations

Municipal obligations are sometimes offered on a “when-issued” or delayed delivery basis. There is no limit on the Fund’s ability to purchase municipal obligations on a when-issued basis. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value (“NAV”) per share. The Fund will also maintain readily marketable assets, at least equal in value to its commitments for when-issued securities, specifically for the settlement of such commitments. RMCI does not believe that the Fund’s NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

The Fund may also employ the following investment strategies:

Repurchase Agreements

The Fund may invest in securities pursuant to repurchase agreements (“repos”). Under such agreements, the Fund purchases and simultaneously contracts to resell securities at an agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. The Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Trustees. To reduce the risk of incurring a loss on a repo, the Fund will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. The Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the Fund’s account at its Custodian.

A repo may be construed to be a collateralized loan by the purchaser to the seller secured by the securities transferred to the purchaser. In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold”. Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.

Repos could involve risks in the event of a default of the repo counter-party to the agreement, including possible delays, losses or restrictions upon the Fund’s ability to dispose of the underlying securities. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security. The Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements (“reverse repos”) when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. Reverse repos involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. In a typical reverse repo transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price. A reverse repurchase agreement involves the risk that the counterparty will fail to return the securities involved in such transactions, in which event a Fund may suffer time delays and incur costs or possible losses in connection with such transactions. It is the Fund’s policy that entering into a reverse repo transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

Investments In Illiquid Securities

Illiquid securities generally are any securities that cannot be disposed of promptly, in the ordinary course of business, at approximately the amount at which the fund has valued the instruments. The Fund may invest in illiquid securities if such investments would not exceed 10% of such Fund’s net assets. The liquidity of a Fund’s investments is monitored under the supervision and direction of the Trustees. Investments currently considered illiquid include repos not maturing within seven days and certain restricted securities.

Borrowing

The Funds have the authority to borrow money, including through reverse repo transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. A Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing subjects a Fund to interest costs. Borrowing could also involve leverage if securities were purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

Securities Lending Agreements

The Fund may, from time to time, lend securities on a short-term basis to banks, brokers and dealers (but not individuals) if, after any loan, the value of the securities loaned does not exceed 25% of the value of the Fund’s assets. The Fund will receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. Under current regulations, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for the settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund may pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all applicable regulatory requirements including the rules of the New York Stock Exchange (the “NYSE” or the “Exchange”).

The Fund could suffer a loss in the event that there are losses on investments made with such collateral. In the event the borrower defaults on its obligations, the Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral.

Credit Quality

The SEC has adopted regulations that dictate the credit quality requirements for money market funds. These require funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”), or by one NRSRO if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest category or may be determined to be of comparable quality. Money market fund shares and U.S. government securities are also first tier securities. Second tier securities generally are rated within the second-highest category. Should a security’s high-quality rating change after purchase by the Fund, the Adviser would take such action, including no action, determined to be in the best interest of the Fund.

RISKS OF INVESTING IN THE FUNDS

The principal risk factors associated with an investment in the Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise the Fund’s assets.

Credit Risk

This is the risk that the issuer of a security that the Fund owns will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the obligation. This risk is reduced to the extent that the Fund invests in to U.S. Treasury or U.S. government securities.

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

Interest Rate Risk

Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. A Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management.

Temporary Defensive Positions

The Fund will at all times as are practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, the Fund may take a temporary defensive position that is inconsistent with the Fund’s principal investment strategies to attempt to respond to adverse market, economic, political or other conditions. The Fund would generally, in adopting a temporary defensive position, buy more conservative U.S. Government securities.

In an extreme emergency, each Fund would maintain a large percentage of uninvested cash. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

PORTFOLIO TRANSACTIONS

Portfolio Transaction Fees

Investment transactions by the Funds are normally principal transactions at net prices. Therefore the Funds do not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Funds have not paid any brokerage commissions during the past three fiscal years.

The Adviser places all orders for the purchase and sale of the Funds’ investment securities, subject to the overall supervision of the officers and the Trustees of the Funds. In the purchase and sale of investment securities, the Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields. In determining the best net results, the Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Adviser, and any statistical, research, or other services provided by the dealer to the Adviser. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to a Fund as determined by the Adviser. Dealers who execute investment securities transactions may also sell shares of a Fund. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of dealers.

Disclosure of Portfolio Holdings

A complete list of each Fund’s portfolio, as of the previous day if available, will be sent at no charge by calling 800-637-1700. This information is available to any person or entity on request. Since the Funds consider this information to be publicly available, there is no restriction on the redistribution of the information. The Funds’ chief investment officer is responsible for authorizing the release of the portfolio holdings. The Adviser and the Trustees will review, at least annually, the costs and benefits of disclosing these portfolio holdings to confirm that such disclosure continues to be in the interests of each Fund and its shareholders.

Fee Allocation

When orders to purchase or sell the same security on identical terms are simultaneously placed for a Fund and other investment companies managed by the Adviser, the transaction fees are allocated as to amount in accordance with the amount of the order placed for each fund. The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

MANAGEMENT OF THE TRUST

The Board of Trustees of the Trust is responsible for the management and supervision of each Fund. The Trustees approve all material agreements between the Funds and the Funds’ service providers.

The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee. The Audit Committee consists of Trustees who are not “interested persons” of the Fund as defined in the Investment Company Act (the “Independent Trustees”). The Audit Committee reviews the Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof. The Audit Committee is comprised of Messrs. Montgoris and Ehlert. Mr. Montgoris has been determined to meet the qualifications of an audit committee financial expert. The Nominating Committee is comprised of Messrs. Montgoris and Ehlert and evaluates the qualifications of candidates and nominates individuals to serve as Independent Trustees when required. While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, it may consider nominations for the office of Trustee made by Fund shareholders or by management in the same manner as it deems appropriate.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Fund, include all appropriate biographical information and set forth the qualifications of the proposed nominee. The Secretary of the Fund will forward all nominations received to the Nominating Committee. The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, oversees the Funds’ valuation procedures. The Audit Committee met three (3) times, the Nominating Committee met once and the Valuation Committee did not meet during the fiscal year ended May 31, 2005.  The Valuation Committee is comprised of Messrs. Montgoris and Ehlert.

Biographical Information

Biographical information relating to the Independent Trustees, the Officers of the Funds and the Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act (the “Interested Trustee”), is set forth below. The Trustees and the Officers of the Funds oversee seven registered investment companies, with 30 portfolios, in the Reserve/Hallmark fund family.

INTERESTED TRUSTEE:

Name, Address, Age	Positions With the Funds	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships

Interested Trustee

Bruce R. Bent†* Age: 68 Hallmark Funds 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Chief Financial Officer	Trustee since inception Chairman and Chief Executive Officer since 2000

President of Reserve Management Company, Inc. (“RMCI”), Director and Chairman/Chief Executive Officer of Reserve Management Corporation (“RMC”) and Chairman and Director of Resrv Partners, Inc. (“RESRV”) since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund (“RF”) in 1970; officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.

Independent Trustees

Edwin Ehlert, Jr. Age: 74 2517 Highway #35, Bldg. J Manasquan, NJ 08736		Trustee Since inception	Retired. President, Premier Resources, Inc. (meeting management firm) since 1987.

William J. Montgoris Age: 58 286 Gregory Road Franklin Lakes, NJ 07417		Trustee Since 1999	Retired since 1999; Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.

Officers Who Are Not Trustees

Bruce R. Bent II† Age: 39 Hallmark Funds 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of RESRV since 2000; Vice President of RMC, RMCI and RESRV from 1992 to 2000; Former Trustee of trusts in the Reserve/Hallmark fund complex; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

Arthur T. Bent III† Age: 37 Hallmark Funds 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI; President, Treasurer and Assistant Secretary of RMC; Treasurer, Assistant Secretary and Director of RESRV since 2000; Vice President RMC, RMCI and RESRV from 1997 to 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

Daniel F. Barry Age: 58 Hallmark Funds 1250 Broadway New York, NY 10001	Controller

Vice President, Fund Accounting and Administration Services, The Bank of New York, from 2000 to 2004; Senior Vice President and member of the Board of Trustees, Daiwa Securities Trust Company from 1990 to 2000.

Amy W. Bizar Age: 59 Hallmark Funds 1250 Broadway New York, NY 10001	Secretary and General Counsel	Vice President and Senior Counsel, Banking and Regulatory Affairs, GE Consumer Finance – Americas, from 1998 to 2003.

*  Mr. Bruce Bent is an “interested person” of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the non-interested Trustees. Trustees need not be Shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

† Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

Effective March 22, 2005, Messrs. Bent II, Donnelly, Stalzer, Foye and Harrington resigned from the Board of Trustees of the Trust.  Effective May 12, 2005, Mr. Viklund resigned from the Board of Trustees of the Trust.  These resignations are part of the Funds’ efforts to comply with recently enacted SEC rules regarding board composition.

Trustee Share Ownership. As of December 31, 2004, the Trustees were the beneficial owners of the equity securities of the Fund and of all the Funds and Trusts in the Reserve and Hallmark fund complex overseen by each Trustee (the “Supervised Funds”), as indicated below:

Name*	Primary Fund	Primary II Fund	All Supervised Funds

Bruce R. Bent	Over $100,000	None	Over $100,000
Edwin Ehlert, Jr.	Over $100,000	None	Over $100,000
William Montgoris	$50,001-$100,000	None	$50,001-$100,000

As of September 1, 2005 neither the non-interested Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv Partners, Inc. (“Resrv” or the “Distributor”) or an entity controlling, controlled by or under common control with the Adviser or the Distributor. As of September 1, 2005, the Officers and Trustees as a group owned less than 1% of any Class of shares of the Fund.

Compensation of Trustees. The Independent Trustees are paid a fee of $3,500 for each Board meeting of the Trust that they attend in person, a fee of $1,000 for each joint telephonic meeting of the Trust that they participate in, and an annual fee of $40,000 for service to all of the trusts in the Reserve/Hallmark family of fund complex and reimbursement for any out-of-pocket expenses of attending meetings.  These fees and expenses are allocated among the funds in the Reserve/Hallmark fund complex on the basis of each fund’s relative net assets. The Trustees do not receive any pension or retirement benefits. The Audit Committee members receive an annual committee fee of $2,000 and a fee of $1,000 for each telephonic meeting of the Audit Committee that they participate in that is held separately from a Board meeting. Mr. Montgoris receives an annual fee of $25,000 for his service as an audit committee financial expert for the trusts for which he serves as such.

For the fiscal year ended May 31, 2005, the Trustees received the following compensation from Funds and Supervised Funds.  Mr. Bruce Bent does not receive compensation from any of the Funds.

Name	Primary Fund	Primary II Fund	Compensation from all Reserve/ Hallmark Funds*
Independent Trustees	$256,383	None	$325,305

*Each Trustee serves on the Board of seven registered investment companies, which encompass a total of 30 funds.

Principal Shareholders.  As of September 1, 2005, all of shares of Primary II Fund were held by Citco Quaker Fund, 83 General Warren Blvd. - Suite 200, Malvem, PA 19355.

Any shareholder beneficially owning more than 25% of the Fund’s outstanding shares, either directly or indirectly, may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.

Code of Ethics

The Trust, RMCI and Resrv have adopted a Code of Ethics (the “Code”), conforming to the requirements of the Investment Company Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. Under the Code, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper or municipal bonds.

Other Matters. The Trust has determined that certain of the Fund’s service contracts and distribution plans have lapsed or were not properly approved or adopted due to an administrative error. The Trust and the Adviser are taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

Proxy Voting

The Trustees have delegated proxy voting authority with respect to each Fund’s portfolio securities to RMCI. In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the the proxy voting policy and procedures set forth in Appendix B to this SAI with respect to the Trust. RMCI believes that the policy and procedures ensure that such proxies are voted in the best interest of the Funds and their shareholders, in accordance with its fiduciary duties and applicable rules and regulations.

Proxy voting policy and procedures, as well as information about how a particular proxy was voted, are available upon request. Please contact the Reserve Funds, 1250 Broadway, New York, NY 10001-3701, attn: Client Services or call 800-637-1700 to request a copy.

Investment Management Arrangements

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trust. Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are each considered a “controlling person” of RMCI based on their direct and indirect securities ownership.

Investment Management Arrangements

The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with the Adviser (a “Management Agreement”) which provide for a comprehensive management fee structure. Under each Management Agreement, RMCI manages the Fund’s investments in accordance with the Fund’s investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Investment Management Agreement, RMCI is paid a comprehensive management fee (the “Management Fee”), which includes the advisory fee, all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust’s distribution plan and the fees and expenses of the non-interested Trustees, for which each Fund pays its direct or allocated share. The Management Fee for both the Class QRI and Class QRII shares of the Fund is 0.80% of the average daily net assets of the respective class. The Management Fee for the Class 8 shares of the Primary Fund is paid on the average daily net assets of that class at an annual rate of 0.08%.

Each Management Agreement is renewed annually if approved by the Trustees and by the separate vote of a majority of the non-interested Trustees.  Each Management Agreement may be terminated without penalty, upon sixty (60) days’ written notice, by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund.

The Board met on June 30, 2005, to consider the approval of the proposed Investment Management Agreements with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted to recommend each Investment Management Agreement to the Fund’s shareholders for their approval.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to the Fund by RMCI.  The Board considered the background and experience of RMCI’s management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Fund invests.  The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of the Fund.  The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fee and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the Fund.  Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Fund.  The Trustees compared the Fund’s expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Fund (“peer funds”), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds.  The Trustees noted that the expense ratio of the institutional classes of shares of the Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds.  They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds.  Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees noted that the Fund slightly underperformed relative to other money market funds with similar objectives and policies.  In this regard, the Trustees noted that the Fund generally invests in a more conservative and risk averse manner than its peers.  For example, the Fund does not invest in commercial paper and typically have a shorter average maturity than many other money market funds.  The Trustees concluded that, under the circumstances, the performance of the Fund was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under the Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other.  The Trustees concluded, with respect to the Fund, that RMCI’s profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Breakpoints and Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Fund grows.  The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Fund’s expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach.  Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Management Agreements with respect to the Fund.

Subsequent Events

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex.  The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds’ independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds’ overall control environment.  The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take.  Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI’s commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreements.

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund’s expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate. RMCI received the following aggregate management fees, and waived fees in the amounts shown, for each Fund for the fiscal years indicated:

Primary Fund

Year Ended May 31,	Management Fee	Fee Waiver
2003	$65,331,664	None
2004	$63,459,784	None
2005	$61,761,841	$486,130

Primary II Fund

Year Ended May 31,	Management Fee		Fee Waiver
2003	$	N/A	None
2004		$774	None
2005		$4,984	$498

Distribution Arrangements

Distribution Plan

The Trust has adopted a distribution plan under Rule 12b-1 of the Investment Company Act. The Class 8 shares do not participate in the plan. Classes QRI and QRII of the Primary II Fund pay distribution (12b-1) fees on the average daily net assets of each such class at the rate of 0.25% and 1.00% respectively, regardless of the amount of distribution expenses incurred: However, for the fiscal year ended May 31, 2004, Resrv Partners, Inc, (“Resrv” or the “Distributor”), the Fund’s distributor, waived distribution (12b-1) fees of 0.01% and, 0.18% with respect to the QRI and QRII shares, respectively, after which the distribution fees were 0.24% and 0.82% respectively.

Substantially all such payments are paid to Intermediaries for distribution and administrative services. A Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly. The Trust’s Controller or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees’ annual consideration of the renewal of the Distribution Plans and related agreements. The Trustees have determined that there is a reasonable likelihood that the Distribution Plans will benefit each Fund and its shareholders.

Distribution Agreement

The Trust, on behalf of the Fund, has also entered into a distribution agreement with Resrv, an affiliate of RMCI (each a “Distribution Agreement” and together the “Distribution Agreements”) for the distribution of the Fund’s shares. The Trust has authorized the Distributor, in connection with the sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. Resrv, located at 1250 Broadway, New York, NY 10001, acts as the “principal underwriter” for the Funds. The Distributor has the right to enter into selected dealer agreements with Intermediaries of its choice for the sale of Fund shares. Resrv’s principal business is the distribution of mutual fund shares.

Resrv pays brokers, financial institutions and other financial intermediaries (“Intermediaries”) for services to the Funds’ shareholder accounts at an annual rate of 0.25% and 1.00%, respectively, of the average daily net assets of the QRI and QRII accounts serviced by such Intermediary. Such services may include, but are not limited to, the establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investments in Fund shares from the intermediary’s clients accounts. Substantially all such payments are paid to Intermediaries for distribution and administrative services. A Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly.

The Trust’s Controller or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees’ annual consideration of the renewal of the Distribution Plan and Distribution Agreements. The Trustees have determined that there is a reasonable likelihood that the Distribution Plan and Distribution Agreements will benefit each Fund and its shareholders. Each Fund paid the following fees under its respective Distribution Plan and Distribution Agreements for the periods indicated:

Year Ended May 31,	Primary Fund	Primary II Fund
2003	$13,048,029	N/A
2004	$12,391,590	$756	*
2005	$12,187,130	$4,903	**

*The Distributor waived $532 of such fees, after which the amount paid by the Primary II Fund was $224.

** The Distributor waived $801 of such fees, after which the amount paid by the Primary II Fund was $4,102.

Substantially all of such amounts were paid to Intermediaries for providing shareholder and distribution services to the respective Fund. As of May 31, 2005, for the period since the inception of each Distribution Plan, the distribution revenues have equaled the distribution expenses for each of the Funds.

In addition to the amounts paid under the Distribution Agreements and the Distribution Plans, RMCI may, at its discretion, pay an Intermediary amounts from its own resources. The rate of any additional amounts that may be paid will be based on the analysis by RMCI of the costs that the Fund might bear if such services were provided directly by the Fund or by another entity.

Approval of Distribution Arrangements

Each Distribution Plan and each Distribution Agreement may be renewed from year to year, if approved by the Trustees and by a majority of the non-interested Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for the purpose of voting on such renewal. All material amendments to a Distribution Plan must be approved by a vote of the Trustees and of the non-interested Trustees, cast in person at a meeting called for the purpose of such vote. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. Each Distribution Plan and Distribution Agreement may be terminated at any time by a vote of the majority of the outstanding voting securities of the respective Fund, or by a vote of the non-interested Trustees. Each Distribution Agreement will terminate automatically in the event of its assignment.

Others Service Providers

Transfer Agent

The Trust acts as its own transfer and dividend-paying agent.

Custodian

JP Morgan Chase Bank, 4 New York Plaza, New York, NY 10004 is the custodian of the assets of each Fund (the “Custodian”) pursuant to a Custodian Agreement with the Trust on behalf of each Fund.

Independent Registered Public Accounting Firm

The Audit Committee of the Trust has selected PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, NY 10017 as the Trust’s independent registered public accounting firm. The Funds’ financial statements for the fiscal year ended May 31, 2005, have been audited by PwC and are incorporated herein by reference in reliance upon the reports of such firm.

How To Buy and Sell Shares

In addition to the information below, information relating to the calculation of net asset value and to the purchase and redemption of shares is located in the Prospectus.

Share Certificates

Share certificates are not issued by the Fund.

Joint Ownership with Securities

When an account is registered in the name of two people, for example a husband and wife, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account jointly, indemnify and hold the Trust harmless for actions taken by either party.

Suspension of Redemptions

The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the NYSE is closed, or (b) when the SEC has determined that trading on the NYSE is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit.

Shareholder Services

In addition to the information below, information on Shareholder Services is located in the Prospectus.

Report and Statements

Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds within 60 days. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

Stop Payments

Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cutoff time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Shareholder Service Policies

The Funds’ policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to increase their minimum investment amounts.  The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

Inquiries

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Trust is open for business. The Fund’s earnings for Saturdays, Sundays and holidays are generally declared as dividends on the preceding business day. If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains un-cashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by un-cashed distribution or redemption checks.

Taxes

The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to federal income tax and all distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

In order to qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that a Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the preceding year. While both the Primary Fund and the Primary II Fund, intend to distribute ordinary income and capital gain net income in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of either Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) will be taxable to a U.S. shareholder as ordinary income. The tax rate on certain dividend income and long term capital gain applicable to non-corporate shareholders for taxable years ending in or prior to 2008 has been reduced. Under these rules, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income”. Thus, ordinary income dividends paid by the Fund generally will not be eligible for taxation at the reduced rates. Similarly, because no portion of the Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. While municipal obligations generally pay interest which is excludible from gross income for Federal income tax purposes in the hands of the bondholder, such interest will not be excludible from gross income for Federal income tax purposes when paid to shareholders. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund’s shares. Distributions in excess of the Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gain to such shareholder (assuming the shares are held as a capital asset).

Ordinary income and capital gain dividends are taxable to shareholders as described even if they are reinvested in additional shares of the Fund. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, gain derived from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless an election is made to include the market discount in income as it accrues. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of investment company taxable income to be distributed to its shareholders as ordinary income.

Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Treasury obligations. State law varies as to whether dividend income attributable to United States Treasury obligations is exempt from state income tax.

Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In the event that a Fund fails to maintain a constant NAV, upon the sale or other disposition of Fund shares, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. A loss realized on a sale or exchange of Fund shares will be disallowed if other shares are acquired (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or fewer will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares.

The Fund is currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number (“TIN”) is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder’s social security number.

The tax consequences to a foreign shareholder of an investment in the Fund will generally be different from those described herein.

Investors are advised to consult their own tax adviser(s) with respect to the particular tax consequences to them of an investment in a Fund.

Information about The Trust

The Declaration of Trust of the Reserve Fund permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest, which may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their respective share class of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the Investment Company Act (e.g., to approve a new Investment Management Agreement or change the fundamental investment policies) or by the Declaration of Trust.

Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in a Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of a Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the shares. Any changes would be required to comply with all applicable state and federal securities laws, which currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. Upon liquidation of any Fund, shareholders of each Class are entitled to share, pro rata, in the net assets of their Class that are available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares.

Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder’s option.

Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

All consideration received by the Trust for shares of one of the Funds and one of the Classes, and all assets in which such consideration is invested, will belong to that Fund and Class, and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class.

Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for such trust’s obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio’s, obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declarations of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and are voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a Majority Vote of the Class affected.

Use of Joint Prospectus and Statement of Additional Information

Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

Financial Statements

The Funds’ audited Financial Statements for the fiscal year ended May 31, 2005 are incorporated into this SAI by reference to the Funds’ Annual Reports dated May 31, 2005. The Funds’ Annual Reports are available at no charge by calling 800-637-1700.

APPENDIX A

Credit Ratings

The following are the rating designations of certain short-term instruments and issuers and their respective meanings.

Standard & Poor’s (“S&P”)

Instruments with the greatest capacity for timely payment are rated A by S&P. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

S&P ratings with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation. SP-2,the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s Investors Services, Inc.

(“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

Moody’s highest rating for short-term notes is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality”, enjoying “highly reliable liquidity support’ or “demonstrated broad-based access to the market for refinancing”; MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch Rating

(“Fitch”) employs the ratings F1 - F3 for short-term investment grade obligations. F1 denotes the highest credit quality. It indicates the strongest capacity for timely payment of financial commitments. A “+” may be appended to an F1 rating class to denote any exceptionally strong credit feature. F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings. F3 denotes fair credit quality. It indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Fitch Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Fitch Individual Ratings are assigned only to banks. ‘A’ denotes a very strong bank. Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment or prospects. ‘B’ denotes a strong bank. There are no major concerns regarding the bank. Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment or prospects. ‘C’ denotes an adequate bank, which, however, possesses one or more troublesome aspects. There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment or prospects.

APPENDIX B

Reserve Management Company, Inc

Proxy Voting Policy and Procedures

I.  Policy

Reserve Management Company, Inc. (the “Adviser”) acts as investment adviser for the various series of The Reserve Funds, registered investment companies, referred to collectively as the “Funds”.  The Adviser has full authority to vote proxies on behalf of each Fund.  Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time. Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.  When voting proxies for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund.  The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund’s account.

II.  Purpose

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III. Procedures

The Portfolio Manager of each Fund (each a “Portfolio Manager”) is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of each Fund’s best interests.  Although many proxy proposals can be voted in accordance with the Funds’ established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

A. Conflicts of Interest

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

1. VOTE IN ACCORDANCE WITH THE GUIDELINES. To the extent that the Adviser HAS LITTLE OR NO DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. OBTAIN CONSENT.  To the extent that the Adviser HAS DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected

Fund and obtain consent to the proposed vote prior to voting the securities.  The disclosure will include sufficient detail regarding he matter to be voted on and the nature of the Adviser’s conflict such that each affected Fund would be able to make an informed decision regarding the vote.  If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund’s account.

Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process.  All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A.

B. LIMITATIONS

In certain circumstances, in accordance with a Fund’s investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received.  The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. FUND MAINTAINS PROXY VOTING AUTHORITY: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund. If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

2. TERMINATED ACCOUNT: Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination.  However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies.  The Adviser also will not vote proxies received for securities which are no longer held by the Fund’s account.  In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund’s account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds’ custodian in place at that time.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.  Record Keeping

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser.  The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.   Proxy Voting Guidelines

Each proxy issue will be considered individually. The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.  The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed.  However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

The following guidelines are grouped according to the types of proposals generally presented to stockholders.  Part A deals with proposals that have been approved and recommended by the company’s board of directors.  Part B deals with proposals submitted by stockholders for inclusion in proxy statements.  Part C addresses unique considerations pertaining to foreign issuers.

A. Board Approved Proposals

     The vast majority of matters presented to stockholders relate to proposals made by the issuer itself.  These proposals have been approved and recommended by the issuer’s board of directors.  The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests.  Accordingly, the Funds’ proxies will generally be voted for board-approved proposals, except as follows:

a. The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

b. The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

The Funds will vote on a case-by-case basis on board approved proposals:

• relating to executive compensation.

• relating to changes in a company’s capitalization.

• relating to acquisitions, mergers, re-incorporations, reorganizations and other similar transactions.

• to adopt any form of anti-takeover measures.

• to amend a company’s charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

• on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

B. Stockholder Proposals

The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company’s proxy statement.  These proposals often seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The Funds will vote on a case-by-case basis on all shareholder proposals.

C. Voting Shares of Foreign Issuers

Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction.  Laws governing certain foreign issuers may provide substantially less protection for shareholders.  As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers.  Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

Approved as of December 2, 2004

PART C

Item 23. Exhibits.

(a) Declaration of Trust and Amendments, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(b)(1) By-Laws and Amendments filed, as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(b)(2) Amendment to By-Laws – Filed herewith.

(c) See exhibits “a” and “b”.

(d)(1) Form of Investment Management Agreement for Primary, U.S. Government and Treasury Funds dated June 26, 1999, filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement, dated April 9, 2001, and incorporated by reference.

(d)(2) Amendment to the Investment Management Agreement of Primary Fund, dated September 24, 2003, and incorporated by reference.

(d)(3) Amendment to the Investment Management Agreement of U.S. Government Fund, dated September 24, 2003, and incorporated by reference.

(d)(4) Amendment to the Investment Management Agreement of U.S. Treasury Fund, dated September 24, 2003, and incorporated by reference.

(e)(1) Form of Distribution Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 64, dated July 19, 2001, and incorporated by reference.

(e)(2) Form of Registered Dealer Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(f) Pension Plan of Reserve Management Corporation, filed as an exhibit to Registrant’s Post-Effective Amendment No. 32; Amendments to Pension Plan filed as an exhibit to Registrant’s Post-Effective Amendment No. 45, dated July 31, 1989, and incorporated by reference.

(g)(1) Global Custodian Agreement with Chase Manhattan Bank, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(g)(2) Amendment to Global Custodian Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 64, dated July 19, 2001, and incorporated by reference.

(g)(3) Amendment to Global Custodian Agreement, dated April 27, 2005 - Filed herewith.

(h) Not applicable

(i) Opinion and Consent of Counsel – filed herewith.

(j) Consent of Independent Registered Public Accounting Firm – Filed herewith.

(k) Not applicable

(l) Not applicable

(m) Plan of Distribution, filed as an exhibit to Registrant’s Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

(n) Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Registrant’s Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

(o) Reserved

(p) Code of Ethics filed as an exhibit to Registrant’s Post – Effective Amendment No. 73, dated September 2, 2004, and incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

The Registrant does not control and is not under common control with any person or entity.

Item 25. Indemnification.

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal Money-Market Trust, Reserve Short Term Investment Trust and Hallmark Investment Series Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2003 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce Bent is Chairman, President, Treasurer, Chief Financial Officer and Trustee, Mr. Bruce Bent II is Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer and Mr. Arthur T. Bent III is Co-Chief Executive Officer, Senior Vice President and Assistant Secretary for each of the Trusts for which RMCI acts as investment adviser. The address of each of the entities listed below is 1250 Broadway, 32nd Floor, New York, New York 10001-3701.

Name	Position with the Adviser	Other Business
Bruce R. Bent	Chairman, President and Director	Chairman, CEO and Director of Reserve Management Corporation and Chairman and Director and of Resrv Partners, Inc.

Bruce R. Bent II	Vice-Chairman, Sr. Vice President, Assistant Secretary, Assistant Treasurer and Director	President, Assistant Secretary and Director of Reserve Management Corporation and Assistant Secretary and Director of Resrv Partners, Inc.

Arthur T. Bent III	Vice-Chairman, Sr. Vice President, COO, Treasurer, Assistant Secretary and Director	Chief Operating Officer, Treasurer and Director of Reserve Management Corporation and Assistant Treasurer and Director of Resrv Partners, Inc.

Daniel F. Barry	Controller	Controller of Reserve Management Corporation, Resrv Partners, Inc. and each trust in the Reserve/Hallmark family of funds.

Amy W. Bizar	Secretary and General Counsel	Secretary and General Counsel of Reserve Management Corporation and Resrv Partners, Inc.; Secretary and General Counsel for each trust in the Reserve/Hallmark family of funds.

Item 27. Principal Underwriters.

(a) Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money-Market Trust, Hallmark Equity Series Trust and Reserve Short-Term Investment Trust.

(b) Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

Name	Position(s) and office(s) with Resrv Partners, Inc	Position(s) and office(s) with the Registrant
Bruce R. Bent	Chairman and Director	Chairman and CEO

Mary Belmonte	President and Compliance Officer	None

Bruce R. Bent II	Vice-Chairman, Assistant Secretary, Assistant Treasurer and Director	President and Assistant Treasurer

Arthur T. Bent III	Vice-Chairman, Treasurer, Assistant Secretary and Director	Senior Vice President, Treasurer, Chief Operating Officer and Assistant Secretary

Daniel Barry	Controller	Controller

Amy Bizar	General Counsel and Assistant Secretary	Secretary and General Counsel

(c)  Not applicable.

Item 28. Location of Accounts and Records.

All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant’s Custodian.

Item 29. Management Services.

See “Investment Management, Distribution, Service and Custodian Agreements” in Part B.

Item 32. Undertakings.

Not Applicable

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 28th day of September 2005.

The Reserve Fund

By:	/s/ Bruce R. Bent II
Bruce R. Bent II, Co-Chief Executive Officer,
Senior Vice President and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Bruce R. Bent *	Chairman, President, Treasurer, Chief Financial Officer and Trustee	September 28, 2005
Bruce R. Bent

/s/ Bruce R. Bent II	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	September 28, 2005
Bruce R. Bent II

/s/ Arthur T. Bent III	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	September 28, 2005
Arthur T. Bent III

/s/Edwin Ehlert, Jr.*	Trustee	September 28, 2005
Edwin Ehlert, Jr.

William Montgoris*	Trustee	September 28, 2005
William Montgoris

*By:	/s/ Bruce R. Bent II	September 28, 2005
Bruce R. Bent II
Attorney-in-Fact

Power of Attorney

Each of the undersigned, Bruce R. Bent, Edwin Ehlert, Jr. and William Montgoris, the Trustees, and Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, the Officers of The Reserve Fund, a registered investment company (the “Trust”), hereby authorizes each of Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for each series of the Trust and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Dated: June 30, 2005

/s/ Bruce R. Bent	Chairman/CEO and Trustee (principal executive operating officer)
Bruce R. Bent

/s/ Bruce R. Bent II	President and Assistant Treasurer
Bruce R. Bent II

/s/ Arthur T. Bent III	Senior Vice President, Treasurer, Chief Operating Officer and Assistant Secretary
Arthur T. Bent III

/s/ Edwin Ehlert, Jr.	Trustee
Edwin Ehlert, Jr.

/s/ William Montgoris	Trustee
William Montgoris

EXHIBIT INDEX

Exhibit
Numbers	Description

(b)(2)	Amendment to By-Laws.

(g)(3)	Amendment to Global Custodian Agreement

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm